Share-based compensation - Disclosure of number and weighted average exercise prices of equity warrants (Details) - Equity warrants - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of free shares
Outstanding, beginning balance (in shares)	21,875	43,750
Granted (in shares)	0	0
Forfeited (in shares)	(21,875)	(21,875)
Exercised (in shares)	0	0
Outstanding, ending balance (in shares)	0	21,875